SUBSEQUENT EVENTS (Details) - USD ($)		5 Months Ended	12 Months Ended
	Apr. 28, 2021	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2021
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Aggregate value of shares issued		$ 25,000	$ 1,531,200
Minimum net intangible assets			$ 5,000,001	$ 5,000,001
Subsequent Event
Subsequent Event [Line Items]
Minimum net intangible assets	$ 5,000,001
Subscription Agreements | PIPE Investors | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Shares issued	7,500,000
Aggregate value of shares issued	$ 75,000,000
Shares issued price per share	$ 10.00